Quarterly Financial Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Quarterly Financial Information [Line Items]
Net Revenues	$ 1,215		$ 1,196		$ 1,283		$ 1,189		$ 1,113		$ 1,181		$ 1,190		$ 1,207		$ 4,883		$ 4,691		$ 4,248
Expenses Excluding Interest	871		835		851		876		861		821		804		813		3,433	[1]	3,299	[1]	3,469	[1]
Net Income	211		247		275		195		163		220		238		243		928		864		454
Net income available to common stockholders	$ 189		$ 238		$ 261		$ 195		$ 163		$ 220		$ 238		$ 243		$ 883		$ 864		$ 454
Weighted Average Common Shares Outstanding - Diluted	1,278		1,275		1,274		1,273		1,271		1,229		1,210		1,207		1,275	[2]	1,229	[2]	1,194	[2]
Basic Earnings Per Common Share	$ 0.15		$ 0.19		$ 0.20		$ 0.15		$ 0.13		$ 0.18		$ 0.20		$ 0.20		$ 0.69		$ 0.70		$ 0.38
Diluted Earnings Per Common Share	$ 0.15		$ 0.19		$ 0.20		$ 0.15		$ 0.13		$ 0.18		$ 0.20		$ 0.20		$ 0.69		$ 0.70		$ 0.38
Dividends Declared Per Common Share	$ 0.06		$ 0.06		$ 0.06		$ 0.06		$ 0.06		$ 0.06		$ 0.06		$ 0.06
Range of Common Stock Price Per Share:
High	$ 14.47		$ 14.43		$ 14.76		$ 15.38		$ 13.41		$ 16.72		$ 18.72		$ 19.45
Low	$ 12.50		$ 12.14		$ 11.83		$ 11.61		$ 10.75		$ 11.03		$ 15.78		$ 17.16
Range of Price/Earnings Ratio:
High	21	[3]	22	[3]	22	[3]	23	[3]	19	[3]	25	[3]	31	[3]	34	[3]
Low	18	[3]	18	[3]	18	[3]	18	[3]	15	[3]	16	[3]	26	[3]	30	[3]

[1]	Unallocated amount primarily includes class action litigation and regulatory reserves of $320 million and money market mutual fund charges of $132 million in 2010.
[2]	Antidilutive stock options and restricted stock awards excluded from the calculation of diluted EPS totaled 74 million, 63 million, and 52 million shares in 2012, 2011, and 2010, respectively.
[3]	Price/earnings ratio is computed by dividing the high and low market prices by diluted earnings per common share for the preceding 12-month period ending on the last day of the quarter presented.